Report of Independent Registered Public Accounting Firm

To the Shareholders of the Funds and Board of Trustees
SEI Institutional Managed Trust:

In planning and performing our audits of the financial statements and consolidated financial statements, as applicable, of SEI Institutional
Managed Trust, comprised of Large Cap Fund,
Large Cap Value Fund, Large Cap Growth Fund,
Large Cap Index Fund, Tax-Managed Large Cap
Fund, S&P 500 Index Fund, Small Cap Fund, Small
Cap Value Fund, Small Cap Growth Fund, Tax-
Managed Small/Mid Cap Fund, Mid-Cap Fund,
U.S. Managed Volatility Fund, Global Managed
Volatility Fund, Tax-Managed Managed Volatility
Fund, Tax-Managed International Managed
Volatility Fund, Real Estate Fund, Core Fixed
Income Fund, High Yield Bond Fund, Conservative
Income Fund, Tax-Free Conservative Income Fund,
Real Return Fund, Dynamic Asset Allocation Fund,
Multi-Strategy Alternative Fund, Multi-Asset
Accumulation Fund, Multi-Asset Income Fund,
Multi-Asset Inflation Managed Fund, and Multi-
Asset Capital Stability Fund (collectively, the
Funds) as of and for the year ended September
30, 2025, in accordance with the standards of the Public Company Accounting Oversight Board
(United States) (PCAOB), we considered the Funds' internal control over financial reporting, including controls over safeguarding securities, as a basis for designing our auditing procedures for the purpose of expressing our opinion on the financial statements and consolidated financial statements and to comply with the requirements of Form N-
CEN, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting.
Accordingly, we express no such opinion.

Management of the Funds is responsible for establishing and maintaining effective internal control over financial reporting. In fulfilling this responsibility, estimates and judgments by management are required to assess the expected benefits and related costs of controls. A company's internal control over financial reporting is a process designed to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements and consolidated financial statements for external purposes in accordance with U.S. generally accepted accounting principles. A company's internal control over financial reporting includes those policies and procedures that (1) pertain to the maintenance of records that, in reasonable detail, accurately and fairly reflect the transactions and dispositions of the assets of the company; (2) provide reasonable assurance that transactions are recorded as necessary to permit preparation of financial statements and consolidated financial statements in accordance with U.S.
generally accepted accounting principles, and that receipts and expenditures of the company are being made only in accordance with authorizations of management and directors of the company; and
(3) provide reasonable assurance regarding prevention or timely detection of unauthorized acquisition, use, or disposition of the company's assets that could have a material effect on the financial statements and consolidated financial statements.

Because of its inherent limitations, internal control over financial reporting may not prevent or detect misstatements. Also, projections of any evaluation of effectiveness to future periods are subject to the risk that controls may become inadequate because of changes in conditions, or that the degree of compliance with the policies or procedures may deteriorate.

A deficiency in internal control over financial reporting exists when the design or operation of a control does not allow management or employees, in the normal course of performing their assigned functions, to prevent or detect misstatements on a timely basis. A material weakness is a deficiency, or a combination of deficiencies, in internal control over financial reporting, such that there is a reasonable possibility that a material misstatement of the company's annual or interim financial statements and consolidated financial statements will not be prevented or detected on a timely basis.

Our consideration of the Funds' internal control over financial reporting was for the limited purpose described in the first paragraph and would not necessarily disclose all deficiencies in internal control that might be material weaknesses under standards established by the PCAOB. However, we noted no deficiencies in the Funds' internal control over financial reporting and its operation, including controls over safeguarding securities, that we consider to be a material weakness as defined above as of September 30, 2025.

This report is intended solely for the
information and use of the management and the Board of Trustees of the Funds and the Securities and Exchange Commission and is not intended to be and should not be used by anyone other than these specified parties.


/s/ KPMG LLP
Philadelphia, Pennsylvania
November 26, 2025